Schedule of Investments (unaudited)
September 30, 2023
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
L3Harris Technologies, Inc.	278,460	$ 48,485,455
Automobiles — 1.6%
General Motors Co.	887,010	29,244,720
Banks — 9.7%
Citigroup, Inc.	1,289,523	53,038,081
Citizens Financial Group, Inc.	795,190	21,311,092
First Citizens BancShares, Inc., Class A	31,147	42,985,975
Wells Fargo & Co.	1,439,670	58,824,916
		176,160,064
Broadline Retail — 1.9%
Alibaba Group Holding Ltd., ADR(a)(b)	404,870	35,118,424
Capital Markets — 1.8%
Carlyle Group, Inc. (The)	1,090,330	32,884,353
Chemicals — 1.2%
International Flavors & Fragrances, Inc.	316,320	21,563,534
Consumer Staples Distribution & Retail — 1.4%
Dollar Tree, Inc.(a)	243,097	25,877,676
Containers & Packaging — 1.8%
Sealed Air Corp.	1,009,115	33,159,519
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	949,630	30,777,508
Electric Utilities — 2.0%
American Electric Power Co., Inc.	490,840	36,920,985
Electronic Equipment, Instruments & Components — 0.4%
Zebra Technologies Corp., Class A(a)	33,940	8,027,828
Financial Services — 2.1%
Fidelity National Information Services, Inc.	697,560	38,554,141
Food Products — 3.0%
Kraft Heinz Co. (The)	1,636,400	55,048,496
Health Care Equipment & Supplies — 6.7%
Baxter International, Inc.	1,175,480	44,362,615
Medtronic PLC	614,820	48,177,295
Zimmer Biomet Holdings, Inc.	268,066	30,082,367
		122,622,277
Health Care Providers & Services — 7.8%
Cardinal Health, Inc.	562,450	48,831,909
Cigna Group (The)	184,194	52,692,377
Laboratory Corp. of America Holdings	203,855	40,985,048
		142,509,334
Household Durables — 3.3%
Panasonic Holdings Corp.	2,242,300	25,310,574
Sony Group Corp., ADR	412,830	34,021,320
		59,331,894
Insurance — 6.0%
American International Group, Inc.	618,196	37,462,678
Fidelity National Financial, Inc., Class A	1,027,000	42,415,100
Willis Towers Watson PLC	145,140	30,328,454
		110,206,232
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A(a)	263,620	34,497,313
Meta Platforms, Inc., Class A(a)	72,840	21,867,296
		56,364,609
Security	Shares	Value
IT Services — 2.8%
Cognizant Technology Solutions Corp., Class A	765,390	$ 51,847,519
Life Sciences Tools & Services — 0.5%
Fortrea Holdings, Inc.(a)	345,165	9,868,267
Machinery — 1.8%
Komatsu Ltd.	1,210,000	32,635,081
Media — 2.1%
Comcast Corp., Class A	863,020	38,266,307
Multi-Utilities — 1.9%
Sempra	495,800	33,729,274
Oil, Gas & Consumable Fuels — 9.2%
BP PLC, ADR	1,340,068	51,887,433
Enterprise Products Partners LP	1,460,990	39,987,296
Shell PLC	1,692,740	53,650,077
Suncor Energy, Inc.	622,820	21,412,552
		166,937,358
Personal Care Products — 2.1%
Unilever PLC, ADR	791,037	39,077,228
Pharmaceuticals — 3.4%
Bayer AG, Registered Shares	558,960	26,843,727
Sanofi, ADR	658,681	35,331,649
		62,175,376
Professional Services — 6.8%
Dun & Bradstreet Holdings, Inc.	2,852,590	28,497,374
Leidos Holdings, Inc.	535,910	49,389,466
SS&C Technologies Holdings, Inc.	862,761	45,329,463
		123,216,303
Technology Hardware, Storage & Peripherals — 4.5%
Samsung Electronics Co. Ltd.	814,810	41,192,014
Western Digital Corp.(a)	884,450	40,357,453
		81,549,467
Textiles, Apparel & Luxury Goods — 2.5%
Gildan Activewear, Inc.	852,580	23,880,766
Ralph Lauren Corp., Class A	184,759	21,448,672
		45,329,438
Tobacco — 2.5%
British American Tobacco PLC, ADR	1,454,890	45,698,095
Total Common Stocks — 98.3% (Cost: $1,702,553,957)		1,793,186,762
Investment Companies
Equity Funds — 1.0%
SPDR S&P Biotech ETF(b)	250,690	18,305,384
Total Investment Companies — 1.0% (Cost: $19,175,101)		18,305,384
Total Long-Term Investments — 99.3% (Cost: $1,721,729,058)		1,811,492,146

Schedule of Investments (unaudited)  (continued)
September 30, 2023
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	11,248,734	$ 11,248,734
SL Liquidity Series, LLC, Money Market Series, 5.52%(c)(d)(e)	53,591,995	53,608,073
Total Short-Term Securities — 3.6% (Cost: $64,849,554)		64,856,807
Total Investments — 102.9% (Cost: $1,786,578,612)		1,876,348,953
Liabilities in Excess of Other Assets — (2.9)%		(52,383,225)
Net Assets — 100.0%		$ 1,823,965,728
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 14,417,229	$ —	$ (3,168,495)(a)	$ —	$ —	$ 11,248,734	11,248,734	$ 132,198	$ —
SL Liquidity Series, LLC, Money Market Series	29,166,311	24,432,525(a)	—	1,825	7,412	53,608,073	53,591,995	98,033(b)	—
				$ 1,825	$ 7,412	$ 64,856,807		$ 230,231	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)  (continued)
September 30, 2023
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 48,485,455	$ —	$ —	$ 48,485,455
Automobiles	29,244,720	—	—	29,244,720
Banks	176,160,064	—	—	176,160,064
Broadline Retail	35,118,424	—	—	35,118,424
Capital Markets	32,884,353	—	—	32,884,353
Chemicals	21,563,534	—	—	21,563,534
Consumer Staples Distribution & Retail	25,877,676	—	—	25,877,676
Containers & Packaging	33,159,519	—	—	33,159,519
Diversified Telecommunication Services	30,777,508	—	—	30,777,508
Electric Utilities	36,920,985	—	—	36,920,985
Electronic Equipment, Instruments & Components	8,027,828	—	—	8,027,828
Financial Services	38,554,141	—	—	38,554,141
Food Products	55,048,496	—	—	55,048,496
Health Care Equipment & Supplies	122,622,277	—	—	122,622,277
Health Care Providers & Services	142,509,334	—	—	142,509,334
Household Durables	34,021,320	25,310,574	—	59,331,894
Insurance	110,206,232	—	—	110,206,232
Interactive Media & Services	56,364,609	—	—	56,364,609
IT Services	51,847,519	—	—	51,847,519
Life Sciences Tools & Services	9,868,267	—	—	9,868,267
Machinery	—	32,635,081	—	32,635,081
Media	38,266,307	—	—	38,266,307
Multi-Utilities	33,729,274	—	—	33,729,274
Oil, Gas & Consumable Fuels	113,287,281	53,650,077	—	166,937,358
Personal Care Products	39,077,228	—	—	39,077,228
Pharmaceuticals	35,331,649	26,843,727	—	62,175,376
Professional Services	123,216,303	—	—	123,216,303
Technology Hardware, Storage & Peripherals	40,357,453	41,192,014	—	81,549,467
Textiles, Apparel & Luxury Goods	45,329,438	—	—	45,329,438
Tobacco	45,698,095	—	—	45,698,095
Investment Companies	18,305,384	—	—	18,305,384
Short-Term Securities
Money Market Funds	11,248,734	—	—	11,248,734
	$ 1,643,109,407	$ 179,631,473	$ —	1,822,740,880
Investments valued at NAV(a)				53,608,073
				$ 1,876,348,953
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
September 30, 2023
BlackRock Large Cap Focus Value Fund, Inc.
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
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